Organization and Principal Activities	12 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Urban Tea, Inc., (formerly known as Delta Technology Holdings Limited) ("MYT" or the "the Company") is a holding company that was incorporated on November 28, 2011, under the laws of the British Virgin Islands. On February 8, 2019, the Company received the stamped Certificate of Change of Name from the British Virgin Islands Registrar of Corporate Affairs dated February 4, 2019 pursuant to which the Company's name has been changed to "Urban Tea, Inc." (the "Name Change"). In addition to the Name Change, the Company effectuated a change of its ticker symbol from "DELT" to "MYT," (the "Symbol Change") on February 14, 2019. As a result of the Name Change and the Symbol Change, the Company's CUSIP number changed to G9396G100.

On May 22, 2018, Delta Technology Holdings Limited establish a U.S. subsidiary named as Delta Technology Holdings USA Inc. Delta Technology Holdings USA Inc issued 200 shares without par value to Delta Technology Holdings Limited.

On August 28, 2018, the Company formed NTH Holdings Limited ("NTH BVI"), a wholly owned subsidiary, in British Virgin Island ("BVI"). NTH BVI is authorized to issue a maximum of 50,000 shares of one class, at par value of $1.00 per share.

On September 11, 2018, NTH BVI formed a wholly owned subsidiary, Tea Language Group Limited ("NTH HK") in Hong Kong. On October 19, 2018, the Company, through NTH HK, established Mingyuntang (Shanghai) Tea Co. Ltd.  ("Shanghai MYT").

On November 19, 2018, Shanghai MYT entered into a series of VIE agreements with Hunan Mingyuntang Brand Management Company ("Hunan MYT") and its shareholder Peng Fang. The VIE Agreements are designed to provide Shanghai MYT with the power, rights and obligations equivalent in all material respects to those it would possess as the sole equity holder of Hunan MYT, including absolute control rights and the rights to the management, operations, assets, property and revenue of Hunan MYT. The purpose of the VIE Agreements is solely to give Shanghai MYT the exclusive control over Hunan MYT's management and operations. Hunan MYT commenced the operation in December 2018, which was engaged in specialty tea product distribution and retail business by provision of high-quality tea beverages in its tea shop chain.

DISPOSAL OF ELITE

On February 9, 2019, the Company, Elite Ride Limited ("Elite"), the Company's wholly owned subsidiary, and HG Capital Group Limited, a private limited company duly organized under the laws of Hong Kong (the "Purchaser") entered into certain Share Purchase Agreement (the "Purchase Agreement"). Pursuant to the Purchase Agreement, the Purchaser agreed to purchase Elite in exchange for a cash purchase price of $1,750,000 (the "Consideration").

Elite, via its 100% owned subsidiary Delta Advanced Materials Limited, a Hong Kong corporation ("Delta HK"), which, in turn, holds all the equity interests in all the operating subsidiaries in the PRC, including Jiangsu Yangtze Delta Fine Chemical Co., Ltd ("Jiangsu Delta"), and Binhai Deda Chemical Co., Ltd ("Binhai Deda") (collectively, the "PRC Subsidiaries").

On March 29, 2019, the shareholders of the Company approved and adopted the SPA and related transactions providing for the disposal by the Company of 100% of the outstanding capital stock of Elite.

On April 13, 2019, the Company received the $1,750,000, the necessary registration with HG Capital Group Limited received the stock certificate representing all the issued and outstanding shares of Elite and other closing conditions for the disposal were completed, including receipt of the fairness opinion. Upon closing of the disposition of Elite, the Purchaser became the sole shareholder of Elite and as a result, assumed all assets and obligations of all the subsidiaries and VIE entities owned or controlled by Elite.

VIE AGREEMENTS WITH HUNAN MYT

Material terms of each of the VIE Agreements are described below:

Exclusive Business Cooperation Agreement

Pursuant to the Exclusive Business Cooperation Agreement between Shanghai MYT and Hunan MYT, Shanghai MYT provides Hunan MYT with technical support, consulting services and management services on an exclusive basis, utilizing its advantages in technology, human resources, and information. Additionally, Hunan MYT granted an irrevocable and exclusive option to Shanghai MYT to purchase from Hunan MYT, any or all of Hunan MYT's assets at the lowest purchase price permitted under the PRC laws. Should Shanghai MYT exercise such option, the parties shall enter into a separate asset transfer or similar agreement. For services rendered to Hunan MYT by Shanghai MYT under this agreement, Shanghai MYT is entitled to collect a service fee calculated based on the time of services rendered multiplied by the corresponding rate, plus amount of the services fees or ratio decided by the board of directors of Shanghai MYT based on the value of services rendered by Shanghai MYT and the actual income of Hunan MYT from time to time, which is substantially equal to all of the net income of Hunan MYT.

The Exclusive Business Cooperation Agreement shall remain in effect for ten years unless it is terminated by Shanghai MYT with 30-day prior written notice. Hunan MYT does not have the right to terminate the agreement unilaterally. Shanghai MYT may unilaterally extend the term of this agreement with prior written notice.

Exclusive Option Agreement

Under the Exclusive Option Agreement, Peng Fang irrevocably granted Shanghai MYT (or its designee) an exclusive option to purchase, to the extent permitted under PRC law, once or at multiple times, at any time, part or all of their equity interests in Hunan MYT. The option price is equal to the capital paid in by Peng Fang subject to any appraisal or restrictions required by applicable PRC laws and regulations.

The agreement remains effective for a term of ten years and may be renewed at Shanghai MYT's election.

Share Pledge Agreement

Under the Share Pledge Agreement among Shanghai MYT, Peng Fang and Hunan MYT, Peng Fang pledged all of his equity interests in Hunan MYT to Shanghai MYT to guarantee the performance of Hunan MYT's obligations under the Exclusive Business Cooperation Agreement. Under the terms of the agreement, in any event of default, as set forth in the Share Pledge Agreement, including that Hunan MYT or Peng Fang breach their respective contractual obligations under the Exclusive Business Cooperation Agreement, Shanghai MYT, as pledgee, will be entitled to certain rights, including, but not limited to, the right to dispose of the pledged equity interest in accordance with applicable PRC laws. Shanghai MYT shall have the right to collect any and all dividends declared or generated in connection with the equity interest during the term of pledge.

The Share Pledge Agreement shall be effective until all payments due under the Exclusive Business Cooperation Agreement have been paid by Hunan MYT. Shanghai MYT shall cancel or terminate the Share Pledge Agreement upon Hunan MYT's full payment of fees payable under the Exclusive Business Cooperation Agreement.

Timely Reporting Agreement

To ensure Hunan MYT promptly provides all of the information that Shanghai MYT and the Company need to file various reports with the SEC, a Timely Reporting Agreement was entered between Shanghai MYT and the Company. Under the Timely Reporting Agreement, Hunan MYT agreed that it is obligated to make its officers and directors available to the Company and promptly provide all information required by the Company so that the Company can file all necessary SEC and other regulatory reports as required.

Although it is not explicitly stipulated in the Timely Reporting Agreement, the parties agreed its term shall be the same as that of the Exclusive Business Cooperation Agreement.

Power of Attorney

Under the Power of Attorney, Peng Fang authorized Shanghai MYT to act on her behalf as her exclusive agent and attorney with respect to all rights as shareholder, including but not limited to: (a) attending shareholders' meetings; (b) exercising all the shareholder's rights, including voting, that shareholders are entitled to under the laws of China and the Articles of Association of Hunan MYT, including but not limited to the sale or transfer or pledge or disposition of shares in part or in whole; and (c) designating and appointing on behalf of shareholders the legal representative, the executive director, supervisor, the chief executive officer and other senior management members of Hunan MYT.

Although it is not explicitly stipulated in the Power of Attorney, the term of the Power of Attorney shall be the same as the term of that of the Exclusive Option Agreement.

This Power of Attorney is coupled with an interest and shall be irrevocable and continuously valid from the date of execution of this Power of Attorney, so long as Peng Fang is a shareholder of Company.

The VIE Agreements became effective immediately upon their execution.

As a result of Purchase Agreements into which the Company and HG Capital Group Limited entered on February 9, 2019, the Company had Hunan MYT as its only one VIE as of June 30, 2019

VIE is an entity that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Shanghai MYT is deemed to have a controlling financial interest and be the primary beneficiary of Hunan MYT, because it has both of the following characteristics:

1.	power to direct activities of a VIE that most significantly impact the entity's economic performance, and

2.	obligation to absorb losses of the entity that could potentially be significant to the VIE or right to receive benefits from the entity that could potentially be significant to the VIE.

Pursuant to the VIE Agreements, Hunan MYT pays service fees equal to all of its net income to Shanghai MYT. At the same time, Shanghai MYT is entitled to receive all of expected residual returns. The VIE Agreements are designed so that Hunan MYT operates for the benefit of the Company. Accordingly, the accounts of Hunan MYT are consolidated in the accompanying financial statements pursuant to ASC 810-10, Consolidation. In addition, their financial positions and results of operations are included in the Company's unaudited condensed consolidated financial statements.

In addition, as all of these VIE agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC, they would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal environment in the PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could further limit the Company's ability to enforce these VIE agreements. Furthermore, these contracts may not be enforceable in China if PRC government authorities or courts take a view that such contracts contravene PRC laws and regulations or are otherwise not enforceable for public policy reasons. In the event the Company is unable to enforce these VIE agreements, it may not be able to exert effective control over Hunan MYT and its ability to conduct its business may be materially and adversely affected.

All of the Company's main current operations are conducted through Hunan MYT from June 30, 2019. Current regulations in China permit Hunan MYT to pay dividends to the Company only out of its accumulated distributable profits, if any, determined in accordance with their articles of association and PRC accounting standards and regulations. The ability of Hunan MYT to make dividends and other payments to the Company may be restricted by factors including changes in applicable foreign exchange and other laws and regulations.

The following financial statement balances and amounts only reflect the financial position and financial performances of Hunan MYT, which were included in the consolidated financial statements as of June 30, 2019 and 2018:

	June 30,	June 30,
	2019	2018

Cash	$307,320	$-
Short-term investments	4,078,244	-
Other current assets	551,299	-
Property and equipment, net	604,095	-
Deposits for plant, property and equipment	665,380	-
Other noncurrent assets	278,786	-
Total Assets	$6,485,124	$-

Due to MYT	$6,943,194	$-
Other current liabilities	262,034	-
Total Liabilities	$7,205,228	$-

	For the Years Ended June 30,
	2019	2018	2017

Revenue	$401,814	$-	$-
Net loss	$(724,687)	$-	$-